SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantor and Issuer, Guaranteed Security [Line Items]
Share based compensation	$ 252	$ 431	$ 483
Total	1,898	2,039	1,689
Security Matters Limited [Member] | Research and development expenses [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Salaries and related expenses	2,166	1,795	1,186
Subcontractors and consultants	374	631	509
Research expenses	316	252	155
Depreciation and amortization	255	287	243
Share based compensation	127	100	47
Travel expenses	50	42	11
Freight	30	23	33
Other	6		53
Reimbursement from paid pilots and proof of concept projects	(1,426)	(1,091)	(548)
Total	$ 1,898	$ 2,039	$ 1,689